Basis of Presentation (Details)	Dec. 31, 2021
DeepGreem Metals ULC
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
DeepGreen Engineering Pte. Ltd.
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
DeepGreen Resources LLC Member
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Nauru Ocean Resources Inc. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Nauru Education and Training Foundation Inc. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Nauru Health and Environment Foundation Inc. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Tonga Offshore Mining Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Koloa Moana Resources Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
Offshore Minerals Pty. Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
DeepGreen TOML Singapore Pte. Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
DeepGreen TOML Holding 1 Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
DeepGreen TOML Holding 2 Ltd. [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
The Metals Company Australia Pty Ltd [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%
TMC The Metals Company UK Limited [Member]
Noncontrolling Interest [Line Items]
Proportion of Interest Held by the Company	100.00%